CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013	$ 6,275	$ 41,533,256	$ (41,617,063)	$ (77,532)
Balance (Shares) at Dec. 31, 2013	62,753,840
Shares issued at Cdn $0.0525 per share on January 29, 2014	$ 750			750
Shares issued at Cdn $0.0525 per share on January 29, 2014 (Shares)	7,500,000
Shares issued at Cdn $0.075 per share on February 20, 2014	$ 200	81,160		81,360
Shares issued at Cdn $0.075 per share on February 20, 2014 (Shares)	2,000,000
Shares issued at Cdn $0.06 per share on August 27, 2014	$ 300	89,313		89,613
Shares issued at Cdn $0.06 per share on August 27, 2014 (Shares)	3,000,000
Shares issued at Cdn $0.10 per share on October 3, 2014	$ 500	313,920		314,420
Shares issued at Cdn $0.10 per share on October 3, 2014 (Shares)	5,000,000
Stock-based compensation expense		64,171		64,171
Net loss for the year			(1,162,625)	(1,162,625)
Balance at Dec. 31, 2014	$ 8,025	42,081,820	(42,779,688)	(689,843)
Balance (Shares) at Dec. 31, 2014	80,253,840
Stock-based compensation expense		28,600		28,600
Shares issued at Cdn $0.06 per share on May 6, 2015	$ 1,500	491,250		492,750
Shares issued at Cdn $0.06 per share on May 6, 2015 (Shares)	15,000,000
Net loss for the year			(180,846)	(180,846)
Balance at Dec. 31, 2015	$ 9,525	42,601,670	(42,960,534)	(349,339)
Balance (Shares) at Dec. 31, 2015	95,253,840
Stock-based compensation expense		3,208		3,208
Net loss for the year			(274,425)	(274,425)
Balance at Dec. 31, 2016	$ 9,525	$ 42,604,878	$ (43,234,958)	$ (620,555)
Balance (Shares) at Dec. 31, 2016	95,253,840